UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 04186

John Hancock Income Securities Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2024

ITEM 1. REPORT TO STOCKHOLDERS.

Semiannual report
John Hancock
Income Securities Trust
Closed-end fixed income
Ticker: JHS
April 30, 2024

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted positive gains during the six months ended April 30, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment as the period began, but rapidly dissipated following a stretch of favorable inflation readings and more dovish comments from world central bank officials. Stocks moved quickly off their previous lows in response, and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may in fact begin to cut rates later in 2024. Stocks surged in response but began to backtrack toward the end of the period as inflation remained elevated.
As always, please be sure to contact your financial professional, who can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Income Securities Trust

2	Your fund at a glance
3	Portfolio summary
4	Fund’s investments
28	Financial statements
32	Financial highlights
33	Notes to financial statements
42	Investment objective, principal investment strategies, and principal risks
47	Additional information
48	Shareholder meeting
49	More information
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to generate a high level of current income consistent with prudent investment risk.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2024 (%)

The Bloomberg U.S. Government/Credit Index tracks the performance of U.S. government bonds, U.S. corporate bonds, and Yankee bonds.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The performance data contained within this material represents past performance, which does not guarantee future results.
Investment returns and principal value will fluctuate and a shareholder may sustain losses. Further, the fund’s performance at net asset value (NAV) is different from the fund’s performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. Market risk may increase when shares are purchased at a premium to NAV or sold at a discount to NAV. Current month-end performance may be higher or lower than the performance cited. The fund’s most recent performance can be found at jhinvestments.com or by calling 800-852-0218.
2	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2024 (% of total investments)

QUALITY COMPOSITION AS OF 4/30/2024 (% of total investments)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-24 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	3

Fund’s investments
AS OF 4-30-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 76.6% (46.3% of Total investments)				$104,393,775
(Cost $108,901,020)
U.S. Government 17.2%				23,495,731
U.S. Treasury
Bond (A)(B)	4.000	11-15-42	1,154,000	1,028,187
Bond (B)	4.500	02-15-44	576,000	546,840
Bond (A)(B)	4.750	11-15-53	1,587,000	1,578,817
Note (B)	3.750	04-15-26	205,000	200,091
Note (A)(B)	3.875	04-30-25	3,000,000	2,959,980
Note (A)(B)	4.250	09-30-24	2,647,000	2,634,515
Note (A)(B)	4.250	10-15-25	3,300,000	3,257,848
Note (B)	4.250	03-15-27	102,000	100,279
Note (A)(B)	4.375	10-31-24	4,000,000	3,980,430
Note (B)	4.375	08-15-26	268,000	264,441
Note	4.625	04-30-29	6,958,000	6,931,364
Note (B)	4.625	04-30-31	13,000	12,939
U.S. Government Agency 59.4%				80,898,044
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.500	01-01-38	1,760,420	1,703,836
30 Yr Pass Thru	3.500	07-01-46	341,263	303,629
30 Yr Pass Thru	3.500	10-01-46	301,243	264,445
30 Yr Pass Thru	3.500	12-01-46	131,584	116,662
30 Yr Pass Thru	3.500	02-01-47	737,763	653,176
30 Yr Pass Thru	3.500	11-01-48	1,396,668	1,236,972
30 Yr Pass Thru (B)	4.000	05-01-52	790,449	716,521
30 Yr Pass Thru	4.500	07-01-52	235,190	218,683
30 Yr Pass Thru	4.500	07-01-52	2,102,219	1,954,679
30 Yr Pass Thru	4.500	08-01-52	143,489	133,688
30 Yr Pass Thru (B)	4.500	08-01-52	692,047	644,126
30 Yr Pass Thru (B)	4.500	08-01-52	573,588	533,869
30 Yr Pass Thru (B)	4.500	09-01-52	358,655	333,483
30 Yr Pass Thru (B)	4.500	09-01-52	403,425	375,867
30 Yr Pass Thru	4.500	09-01-52	3,498,152	3,255,920
30 Yr Pass Thru	5.000	07-01-52	1,041,471	995,844
30 Yr Pass Thru	5.000	07-01-52	956,501	914,926
30 Yr Pass Thru	5.000	08-01-52	955,847	911,125
30 Yr Pass Thru (B)	5.000	10-01-52	803,930	768,458
30 Yr Pass Thru	5.000	11-01-52	1,777,294	1,705,541
30 Yr Pass Thru	5.000	12-01-52	1,043,608	994,952
30 Yr Pass Thru (B)	5.000	02-01-53	395,530	375,977
30 Yr Pass Thru	5.000	02-01-53	1,467,806	1,399,373
30 Yr Pass Thru	5.000	05-01-53	1,503,908	1,435,742
4	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	09-01-52	1,004,351	$983,781
30 Yr Pass Thru	5.500	11-01-52	1,980,824	1,940,254
30 Yr Pass Thru	5.500	11-01-52	2,097,563	2,052,636
30 Yr Pass Thru (B)	5.500	02-01-53	907,065	890,471
30 Yr Pass Thru	5.500	02-01-53	913,953	894,377
30 Yr Pass Thru (B)	5.500	03-01-53	727,557	712,656
30 Yr Pass Thru	5.500	04-01-53	847,305	831,805
30 Yr Pass Thru	5.500	06-01-53	959,512	936,411
30 Yr Pass Thru	5.500	06-01-53	936,314	916,259
30 Yr Pass Thru (B)	5.500	06-01-53	731,770	716,553
30 Yr Pass Thru	5.500	07-01-53	1,032,131	1,008,089
30 Yr Pass Thru (B)	5.500	07-01-53	743,535	724,937
30 Yr Pass Thru	5.500	07-01-53	728,516	712,002
30 Yr Pass Thru	6.000	04-01-53	904,081	903,794
30 Yr Pass Thru (B)	6.000	08-01-53	720,557	720,328
30 Yr Pass Thru	6.000	09-01-53	952,143	951,543
30 Yr Pass Thru (B)	6.000	11-01-53	719,712	717,966
30 Yr Pass Thru (B)	6.000	11-01-53	736,717	737,208
30 Yr Pass Thru (B)	6.500	09-01-53	763,370	776,096
30 Yr Pass Thru (B)	6.500	10-01-53	764,062	774,544
Federal National Mortgage Association
30 Yr Pass Thru	3.500	12-01-42	981,625	889,901
30 Yr Pass Thru	3.500	01-01-43	1,070,289	971,740
30 Yr Pass Thru	3.500	04-01-45	367,475	326,381
30 Yr Pass Thru	3.500	11-01-46	725,793	641,681
30 Yr Pass Thru	3.500	07-01-47	748,743	661,737
30 Yr Pass Thru	3.500	07-01-47	717,780	638,634
30 Yr Pass Thru (B)	3.500	11-01-47	313,804	277,143
30 Yr Pass Thru (B)	3.500	09-01-49	159,850	139,626
30 Yr Pass Thru	3.500	03-01-50	399,025	348,418
30 Yr Pass Thru (B)	4.000	09-01-41	259,061	240,686
30 Yr Pass Thru	4.000	01-01-49	691,348	626,742
30 Yr Pass Thru (B)	4.000	07-01-49	146,625	133,519
30 Yr Pass Thru (B)	4.000	08-01-49	299,433	272,668
30 Yr Pass Thru (B)	4.000	02-01-50	241,885	219,432
30 Yr Pass Thru	4.000	03-01-51	783,426	711,930
30 Yr Pass Thru	4.000	08-01-51	529,115	481,819
30 Yr Pass Thru	4.000	10-01-51	1,061,914	962,016
30 Yr Pass Thru (B)	4.000	04-01-52	101,272	91,325
30 Yr Pass Thru	4.000	06-01-52	1,052,068	947,754
30 Yr Pass Thru	4.000	06-01-52	1,070,992	964,801
30 Yr Pass Thru	4.000	06-01-52	853,443	772,623
30 Yr Pass Thru	4.000	07-01-52	412,896	372,731
30 Yr Pass Thru	4.500	06-01-52	429,580	399,968
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	06-01-52	1,000,635	$930,407
30 Yr Pass Thru	4.500	08-01-52	487,846	450,558
30 Yr Pass Thru (B)	4.500	08-01-52	110,989	103,407
30 Yr Pass Thru	4.500	08-01-52	816,139	753,759
30 Yr Pass Thru	4.500	09-01-52	678,575	633,707
30 Yr Pass Thru	5.000	06-01-52	673,763	645,088
30 Yr Pass Thru	5.000	08-01-52	1,274,317	1,217,075
30 Yr Pass Thru	5.000	10-01-52	1,569,886	1,502,237
30 Yr Pass Thru	5.000	10-01-52	781,662	748,150
30 Yr Pass Thru	5.000	11-01-52	2,765,958	2,647,375
30 Yr Pass Thru	5.000	12-01-52	730,753	699,423
30 Yr Pass Thru	5.000	03-01-53	1,123,807	1,073,520
30 Yr Pass Thru	5.500	01-01-53	1,916,144	1,875,102
30 Yr Pass Thru	5.500	02-01-53	902,383	885,875
30 Yr Pass Thru	5.500	03-01-53	710,562	696,009
30 Yr Pass Thru	5.500	04-01-53	1,726,859	1,685,554
30 Yr Pass Thru	5.500	05-01-53	1,025,123	1,002,205
30 Yr Pass Thru	5.500	05-01-53	1,226,068	1,202,872
30 Yr Pass Thru	5.500	05-01-53	1,020,148	998,935
30 Yr Pass Thru	5.500	05-01-53	703,984	689,566
30 Yr Pass Thru	6.000	05-01-53	718,982	721,450
30 Yr Pass Thru	6.000	07-01-53	702,766	699,688
30 Yr Pass Thru	6.000	08-01-53	969,301	968,976
30 Yr Pass Thru	6.500	04-01-53	733,818	748,344
30 Yr Pass Thru	6.500	05-01-53	656,657	666,404
30 Yr Pass Thru	6.500	08-01-53	748,009	763,050
30 Yr Pass Thru (B)	6.500	08-01-53	758,906	772,743
30 Yr Pass Thru	6.500	09-01-53	756,159	768,765
30 Yr Pass Thru (B)	6.500	10-01-53	760,239	775,407

30 Yr Pass Thru	6.500	11-01-53	617,308	629,914
Corporate bonds 66.5% (40.2% of Total investments)				$90,530,037
(Cost $94,237,284)
Communication services 4.9%				6,733,352
Diversified telecommunication services 0.7%
C&W Senior Finance, Ltd. (C)	6.875	09-15-27	208,000	196,959
Connect Finco SARL (B)(C)	6.750	10-01-26	371,000	359,309
GCI LLC (B)(C)	4.750	10-15-28	208,000	185,545
Telesat Canada (C)	5.625	12-06-26	93,000	45,177
Total Play Telecomunicaciones SA de CV (C)	6.375	09-20-28	216,000	115,305
Zayo Group Holdings, Inc. (B)(C)	4.000	03-01-27	153,000	121,782
Entertainment 1.1%
Netflix, Inc. (B)	4.875	04-15-28	484,000	475,165
Netflix, Inc. (B)(C)	5.375	11-15-29	92,000	91,737
6	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment (continued)
Netflix, Inc. (B)	5.875	11-15-28	135,000	$137,795
WarnerMedia Holdings, Inc. (B)	4.279	03-15-32	435,000	374,703
WarnerMedia Holdings, Inc. (B)	5.141	03-15-52	369,000	282,622
WMG Acquisition Corp. (B)(C)	3.875	07-15-30	102,000	88,924
Interactive media and services 0.0%
Match Group Holdings II LLC (B)(C)	3.625	10-01-31	67,000	55,309
Media 2.0%
Charter Communications Operating LLC (B)	4.200	03-15-28	464,000	431,602
Charter Communications Operating LLC (B)	5.750	04-01-48	361,000	290,948
Charter Communications Operating LLC (B)	6.384	10-23-35	338,000	319,376
Globo Comunicacao e Participacoes SA (C)	4.875	01-22-30	315,000	274,476
News Corp. (B)(C)	3.875	05-15-29	166,000	149,507
Paramount Global (B)	4.200	05-19-32	78,000	63,698
Paramount Global (B)	4.375	03-15-43	161,000	106,657
Paramount Global (B)	4.950	05-19-50	328,000	228,944
Sirius XM Radio, Inc. (B)(C)	4.000	07-15-28	179,000	159,564
Sirius XM Radio, Inc. (B)(C)	5.000	08-01-27	309,000	291,817
TCI Communications, Inc. (B)	7.875	02-15-26	415,000	431,604
Wireless telecommunication services 1.1%
T-Mobile USA, Inc. (B)	3.875	04-15-30	798,000	730,174
T-Mobile USA, Inc. (B)	4.850	01-15-29	230,000	224,198
T-Mobile USA, Inc. (B)	5.375	04-15-27	135,000	135,266
Vodafone Group PLC (B)	5.625	02-10-53	143,000	133,857
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%) (B)	7.000	04-04-79	228,000	231,332
Consumer discretionary 6.1%				8,299,736
Automobile components 0.1%
Dealer Tire LLC (C)	8.000	02-01-28	92,000	90,503
Automobiles 2.9%
Ford Motor Company (B)	6.100	08-19-32	238,000	233,460
Ford Motor Company (B)	9.625	04-22-30	390,000	448,060
Ford Motor Credit Company LLC (B)	4.000	11-13-30	424,000	369,510
Ford Motor Credit Company LLC (B)	5.113	05-03-29	440,000	419,245
Ford Motor Credit Company LLC (B)	5.800	03-08-29	287,000	282,038
Ford Motor Credit Company LLC (B)	6.800	05-12-28	753,000	768,400
General Motors Company (B)	5.400	04-01-48	162,000	141,902
General Motors Financial Company, Inc. (A)(B)	5.850	04-06-30	670,000	667,800
Hyundai Capital America (B)(C)	5.300	01-08-29	109,000	106,908
Hyundai Capital America (B)(C)	5.680	06-26-28	229,000	228,102
Nissan Motor Acceptance Company LLC (B)(C)	6.950	09-15-26	260,000	264,582
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Broadline retail 0.3%
Kohl’s Corp. (B)	4.625	05-01-31	128,000	$105,526
Macy’s Retail Holdings LLC (B)(C)	5.875	04-01-29	101,000	97,381
Macy’s Retail Holdings LLC (A)(B)(C)	5.875	03-15-30	91,000	86,740
Macy’s Retail Holdings LLC (B)(C)	6.125	03-15-32	156,000	147,563
Hotels, restaurants and leisure 1.4%
Booking Holdings, Inc. (B)	4.625	04-13-30	270,000	260,275
Caesars Entertainment, Inc. (B)(C)	6.500	02-15-32	99,000	97,539
CCM Merger, Inc. (B)(C)	6.375	05-01-26	105,000	104,746
Full House Resorts, Inc. (A)(B)(C)	8.250	02-15-28	100,000	95,443
Hilton Grand Vacations Borrower Escrow LLC (B)(C)	5.000	06-01-29	185,000	168,267
Hilton Grand Vacations Borrower Escrow LLC (B)(C)	6.625	01-15-32	191,000	188,301
Jacobs Entertainment, Inc. (B)(C)	6.750	02-15-29	77,000	73,043
MGM Resorts International (B)	4.750	10-15-28	332,000	309,676
Midwest Gaming Borrower LLC (B)(C)	4.875	05-01-29	210,000	191,561
Mohegan Tribal Gaming Authority (B)(C)	8.000	02-01-26	173,000	164,328
Resorts World Las Vegas LLC (B)(C)	4.625	04-16-29	200,000	177,505
Royal Caribbean Cruises, Ltd. (B)(C)	6.250	03-15-32	50,000	49,289
Travel + Leisure Company (B)(C)	4.625	03-01-30	91,000	81,283
Household durables 0.3%
Brookfield Residential Properties, Inc. (B)(C)	5.000	06-15-29	117,000	103,597
Century Communities, Inc. (B)(C)	3.875	08-15-29	157,000	137,071
KB Home (B)	4.000	06-15-31	178,000	154,588
Leisure products 0.1%
Brunswick Corp. (B)	5.850	03-18-29	95,000	93,999
Specialty retail 0.8%
Amer Sports Company (B)(C)	6.750	02-16-31	50,000	49,241
Asbury Automotive Group, Inc. (B)(C)	4.625	11-15-29	55,000	49,732
Asbury Automotive Group, Inc. (B)	4.750	03-01-30	165,000	149,555
AutoNation, Inc. (B)	4.750	06-01-30	244,000	228,757
Group 1 Automotive, Inc. (B)(C)	4.000	08-15-28	107,000	97,311
Lithia Motors, Inc. (B)(C)	3.875	06-01-29	80,000	70,659
Lithia Motors, Inc. (B)(C)	4.375	01-15-31	80,000	70,040
Lithia Motors, Inc. (B)(C)	4.625	12-15-27	40,000	37,708
The Michaels Companies, Inc. (A)(B)(C)	5.250	05-01-28	253,000	214,133
The Michaels Companies, Inc. (C)	7.875	05-01-29	234,000	171,455
Textiles, apparel and luxury goods 0.2%
Tapestry, Inc. (B)	7.700	11-27-30	135,000	140,098
Tapestry, Inc. (B)	7.850	11-27-33	108,000	112,816
8	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 1.3%				$1,819,239
Food products 1.3%
Fiesta Purchaser, Inc. (B)(C)	7.875	03-01-31	34,000	34,645
JBS USA LUX SA (B)	5.500	01-15-30	45,000	43,438
JBS USA LUX SA (B)	5.750	04-01-33	528,000	504,964
Kraft Heinz Foods Company (B)	4.375	06-01-46	534,000	427,807
Kraft Heinz Foods Company (B)	5.000	06-04-42	139,000	124,148
MARB BondCo PLC (C)	3.950	01-29-31	299,000	239,912
NBM US Holdings, Inc. (C)	6.625	08-06-29	298,000	291,193
Pilgrim’s Pride Corp. (B)	6.250	07-01-33	154,000	153,132
Energy 10.6%				14,371,476
Oil, gas and consumable fuels 10.6%
Aker BP ASA (C)	6.000	06-13-33	245,000	244,485
Antero Midstream Partners LP (B)(C)	5.375	06-15-29	182,000	173,184
Antero Midstream Partners LP (B)(C)	6.625	02-01-32	143,000	142,569
Antero Resources Corp. (B)(C)	5.375	03-01-30	69,000	65,603
Ascent Resources Utica Holdings LLC (B)(C)	5.875	06-30-29	237,000	225,858
Ascent Resources Utica Holdings LLC (B)(C)	8.250	12-31-28	40,000	40,815
Cheniere Energy Partners LP (B)	4.000	03-01-31	362,000	322,997
Cheniere Energy Partners LP (B)	4.500	10-01-29	403,000	377,064
Cheniere Energy, Inc. (B)(C)	5.650	04-15-34	107,000	104,718
Civitas Resources, Inc. (B)(C)	8.625	11-01-30	111,000	118,119
Columbia Pipelines Holding Company LLC (B)(C)	5.681	01-15-34	173,000	166,376
Columbia Pipelines Operating Company LLC (B)(C)	5.927	08-15-30	87,000	87,149
Columbia Pipelines Operating Company LLC (B)(C)	6.036	11-15-33	280,000	280,891
Continental Resources, Inc. (B)	4.900	06-01-44	162,000	130,682
Continental Resources, Inc. (B)(C)	5.750	01-15-31	299,000	292,718
Diamondback Energy, Inc. (B)	5.750	04-18-54	242,000	231,027
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%) (B)	5.500	07-15-77	340,000	313,216
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%) (B)	5.750	07-15-80	347,000	317,909
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%) (B)	6.250	03-01-78	306,000	285,540
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (B)	8.500	01-15-84	144,000	151,927
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	79,000	70,041
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	138,000	117,410
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer LP (B)	5.150	03-15-45	345,000	$296,441
Energy Transfer LP (B)	5.250	04-15-29	263,000	258,885
Energy Transfer LP (B)	5.400	10-01-47	250,000	219,374
Energy Transfer LP (B)	5.500	06-01-27	263,000	261,694
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (B)(D)	6.500	11-15-26	488,000	473,530
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)(D)	7.125	05-15-30	381,000	365,804
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%) (B)	5.250	08-16-77	580,000	544,036
EQM Midstream Partners LP (B)(C)	6.375	04-01-29	70,000	69,347
EQM Midstream Partners LP (B)(C)	7.500	06-01-27	32,000	32,602
EQM Midstream Partners LP (B)(C)	7.500	06-01-30	18,000	18,874
Global Partners LP (B)(C)	8.250	01-15-32	51,000	52,245
Hess Midstream Operations LP (B)(C)	4.250	02-15-30	59,000	53,247
Hess Midstream Operations LP (B)(C)	5.500	10-15-30	25,000	23,903
Kinder Morgan Energy Partners LP (B)	7.750	03-15-32	142,000	156,637
Leviathan Bond, Ltd. (C)	6.500	06-30-27	327,000	306,252
Leviathan Bond, Ltd. (C)	6.750	06-30-30	64,000	57,040
MC Brazil Downstream Trading SARL (C)	7.250	06-30-31	198,707	172,157
MPLX LP (B)	4.250	12-01-27	170,000	162,857
MPLX LP (B)	4.950	09-01-32	149,000	140,534
MPLX LP (B)	5.000	03-01-33	152,000	142,950
Occidental Petroleum Corp. (B)	6.450	09-15-36	262,000	270,382
Occidental Petroleum Corp. (B)	6.600	03-15-46	126,000	129,734
Occidental Petroleum Corp. (B)	6.625	09-01-30	308,000	319,134
Occidental Petroleum Corp. (B)	8.500	07-15-27	405,000	432,828
ONEOK, Inc. (B)	5.650	11-01-28	109,000	109,346
ONEOK, Inc. (B)	6.050	09-01-33	242,000	244,687
ONEOK, Inc. (B)	6.625	09-01-53	260,000	271,183
Ovintiv, Inc. (B)	5.650	05-15-28	86,000	85,923
Ovintiv, Inc. (B)	6.250	07-15-33	86,000	86,684
Ovintiv, Inc. (B)	7.200	11-01-31	41,000	43,576
Parkland Corp. (B)(C)	4.500	10-01-29	133,000	120,536
Parkland Corp. (B)(C)	4.625	05-01-30	132,000	119,294
Petroleos Mexicanos	7.690	01-23-50	466,000	324,437
Petroleos Mexicanos	8.750	06-02-29	123,000	118,777
Sabine Pass Liquefaction LLC (B)	4.200	03-15-28	153,000	145,807
Sabine Pass Liquefaction LLC (B)	4.500	05-15-30	416,000	390,567
Sabine Pass Liquefaction LLC (B)	5.000	03-15-27	259,000	255,178
Southwestern Energy Company (B)	4.750	02-01-32	98,000	88,255
Sunoco LP (B)	4.500	04-30-30	196,000	176,371
Sunoco LP (B)(C)	7.000	05-01-29	137,000	139,135
10	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sunoco LP (B)(C)	7.250	05-01-32	137,000	$139,145
Talos Production, Inc. (B)(C)	9.000	02-01-29	22,000	23,211
Talos Production, Inc. (B)(C)	9.375	02-01-31	28,000	29,840
Targa Resources Corp. (B)	4.950	04-15-52	323,000	268,933
Targa Resources Corp. (B)	6.150	03-01-29	222,000	225,808
Targa Resources Partners LP (B)	4.000	01-15-32	267,000	234,600
The Williams Companies, Inc. (B)	4.650	08-15-32	133,000	124,310
Var Energi ASA (C)	7.500	01-15-28	200,000	208,726
Var Energi ASA (C)	8.000	11-15-32	412,000	452,269
Venture Global Calcasieu Pass LLC (B)(C)	3.875	08-15-29	72,000	63,614
Venture Global Calcasieu Pass LLC (B)(C)	4.125	08-15-31	119,000	103,860
Venture Global LNG, Inc. (B)(C)	9.500	02-01-29	229,000	246,143
Vital Energy, Inc. (B)(C)	7.875	04-15-32	94,000	95,383
Western Midstream Operating LP (B)	4.050	02-01-30	234,000	215,093
Financials 19.8%				26,932,525
Banks 13.2%
Banco Santander SA	4.379	04-12-28	287,000	271,776
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%) (B)	3.846	03-08-37	340,000	292,820
Bank of America Corp. (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%) (B)	3.970	03-05-29	297,000	279,601
Bank of America Corp. (5.015% to 7-22-32, then Overnight SOFR + 2.160%) (B)	5.015	07-22-33	965,000	921,260
Bank of America Corp. (6.204% to 11-10-27, then Overnight SOFR + 1.990%) (B)	6.204	11-10-28	309,000	315,462
Bank of America Corp. (6.300% to 3-10-26, then 3 month CME Term SOFR + 4.815%) (B)(D)	6.300	03-10-26	403,000	400,725
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%) (B)	7.700	05-26-84	328,000	327,423
Barclays PLC (4.375% to 9-15-28, then 5 Year CMT + 3.410%) (B)(D)	4.375	03-15-28	296,000	241,030
Barclays PLC (7.385% to 11-2-27, then 1 Year CMT + 3.300%) (B)	7.385	11-02-28	435,000	454,343
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (B)(C)	5.497	05-20-30	201,000	197,624
Citibank NA (B)	5.488	12-04-26	430,000	430,411
Citigroup, Inc. (4.700% to 1-30-25, then Overnight SOFR + 3.234%) (B)(D)	4.700	01-30-25	356,000	345,920
Citigroup, Inc. (5.174% to 2-13-29, then Overnight SOFR + 1.364%) (B)	5.174	02-13-30	156,000	152,562
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%) (B)	6.174	05-25-34	288,000	285,823
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (B)(D)	6.250	08-15-26	525,000	522,616
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (6.270% to 11-17-32, then Overnight SOFR + 2.338%) (B)	6.270	11-17-33	150,000	$153,917
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%) (B)	5.982	01-30-30	151,000	146,635
Credit Agricole SA (5.335% to 1-10-29, then Overnight SOFR + 1.690%) (B)(C)	5.335	01-10-30	440,000	431,936
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (B)(C)	6.316	10-03-29	281,000	286,308
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (B)(D)(E)	8.597	05-31-24	173,000	167,953
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%) (B)	6.208	08-21-29	163,000	163,691
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%) (B)	4.452	12-05-29	115,000	110,050
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (B)(D)	4.600	02-01-25	379,000	372,804
JPMorgan Chase & Co. (4.912% to 7-25-32, then Overnight SOFR + 2.080%) (B)	4.912	07-25-33	345,000	328,008
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%) (B)	5.012	01-23-30	260,000	253,691
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%) (B)	5.581	04-22-30	169,000	168,850
JPMorgan Chase & Co. (5.717% to 9-14-32, then Overnight SOFR + 2.580%) (B)	5.717	09-14-33	355,000	353,660
JPMorgan Chase & Co. (B)	8.750	09-01-30	375,000	434,667
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)(D)	7.500	06-27-24	385,000	385,415
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)(D)	5.125	11-01-26	141,000	123,927
NatWest Group PLC (5.516% to 9-30-27, then 1 Year CMT + 2.270%) (B)	5.516	09-30-28	342,000	338,481
NatWest Group PLC (6.000% to 6-29-26, then 5 Year CMT + 5.625%) (B)(D)	6.000	12-29-25	393,000	381,962
Popular, Inc.	7.250	03-13-28	218,000	218,577
Santander Holdings USA, Inc. (B)	4.400	07-13-27	395,000	378,164
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (B)(C)(D)	5.375	11-18-30	269,000	217,581
Societe Generale SA (5.634% to 1-19-29, then 1 Year CMT + 1.750%) (B)(C)	5.634	01-19-30	200,000	195,422
Societe Generale SA (6.446% to 1-10-28, then 1 Year CMT + 2.550%) (B)(C)	6.446	01-10-29	319,000	323,114
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%) (B)	5.582	06-12-29	431,000	429,063
12	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%) (B)	5.939	08-18-34	245,000	$244,412
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (A)(B)(D)	6.200	09-15-27	355,000	348,008
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)(D)	6.250	03-15-30	216,000	203,062
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (B)(D)(E)	8.643	06-01-24	224,000	224,278
Truist Financial Corp. (5.435% to 1-24-29, then Overnight SOFR + 1.620%) (B)	5.435	01-24-30	290,000	284,077
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%) (B)	5.867	06-08-34	256,000	251,189
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%) (B)	7.161	10-30-29	683,000	715,153
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%) (B)	5.384	01-23-30	153,000	150,871
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%) (B)	5.836	06-12-34	287,000	283,683
U.S. Bancorp (6.787% to 10-26-26, then Overnight SOFR + 1.880%) (B)	6.787	10-26-27	272,000	278,963
Wachovia Corp. (B)	7.574	08-01-26	465,000	481,715
Wells Fargo & Company (4.808% to 7-25-27, then Overnight SOFR + 1.980%) (B)	4.808	07-25-28	621,000	605,096
Wells Fargo & Company (4.897% to 7-25-32, then Overnight SOFR + 2.100%) (B)	4.897	07-25-33	438,000	411,219
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%) (B)	5.198	01-23-30	396,000	388,290
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (B)(D)	5.875	06-15-25	672,000	667,401
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%) (B)	6.491	10-23-34	560,000	583,034
Capital markets 4.2%
Ares Capital Corp. (B)	5.875	03-01-29	161,000	157,840
Ares Capital Corp. (B)	7.000	01-15-27	325,000	330,795
Blackstone Private Credit Fund (A)(B)	4.000	01-15-29	257,000	233,318
Blackstone Private Credit Fund (B)	7.050	09-29-25	445,000	449,150
Blackstone Private Credit Fund (B)(C)	7.300	11-27-28	241,000	247,508
Deutsche Bank AG (6.720% to 1-18-28, then Overnight SOFR + 3.180%) (B)	6.720	01-18-29	205,000	209,076
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%) (B)	6.819	11-20-29	171,000	175,748
Deutsche Bank AG (7.079% to 11-10-32, then Overnight SOFR + 3.650%) (B)	7.079	02-10-34	265,000	264,256
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Global Atlantic Fin Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (B)(C)	4.700	10-15-51	163,000	$144,043
Jefferies Financial Group, Inc. (B)	5.875	07-21-28	205,000	204,143
Jefferies Financial Group, Inc. (B)	6.200	04-14-34	199,000	196,727
Lazard Group LLC (B)	4.375	03-11-29	230,000	216,455
Macquarie Group, Ltd. (5.033% to 1-15-29, then 3 month LIBOR + 1.750%) (B)(C)	5.033	01-15-30	230,000	223,096
Morgan Stanley (5.164% to 4-20-28, then Overnight SOFR + 1.590%) (B)	5.164	04-20-29	189,000	185,911
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%) (B)	5.173	01-16-30	394,000	386,316
Morgan Stanley (5.948% to 1-19-33, then 5 Year CMT + 2.430%) (B)	5.948	01-19-38	531,000	516,099
MSCI, Inc. (B)(C)	3.625	11-01-31	305,000	260,193
The Bank of New York Mellon Corp. (4.975% to 3-14-29, then Overnight SOFR + 1.085%) (B)	4.975	03-14-30	146,000	142,948
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%) (B)	5.643	05-19-29	290,000	290,457
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%) (B)	6.196	11-17-29	276,000	282,473
The Goldman Sachs Group, Inc. (6.484% to 10-24-28, then Overnight SOFR + 1.770%) (B)	6.484	10-24-29	345,000	355,985
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (C)	5.428	02-08-30	209,000	205,537
Consumer finance 0.5%
Ally Financial, Inc. (6.992% to 6-13-28, then Overnight SOFR + 3.260%) (B)	6.992	06-13-29	227,000	231,891
Ally Financial, Inc. (A)(B)	7.100	11-15-27	170,000	175,551
OneMain Finance Corp. (B)	9.000	01-15-29	96,000	100,644
Trust Fibra Uno (C)	7.375	02-13-34	233,000	227,906
Financial services 0.4%
Block, Inc. (B)	3.500	06-01-31	96,000	81,096
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%) (B)	6.875	12-15-52	112,000	110,875
Nationstar Mortgage Holdings, Inc. (B)(C)	5.125	12-15-30	71,000	63,782
Nationstar Mortgage Holdings, Inc. (B)(C)	5.500	08-15-28	147,000	138,235
Nationstar Mortgage Holdings, Inc. (B)(C)	6.000	01-15-27	75,000	73,492
Insurance 1.5%
AmWINS Group, Inc. (B)(C)	6.375	02-15-29	86,000	84,959
Athene Holding, Ltd. (B)	5.875	01-15-34	135,000	131,522
CNA Financial Corp. (B)	3.900	05-01-29	150,000	139,182
14	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
CNO Financial Group, Inc. (B)	5.250	05-30-29	384,000	$369,158
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (B)(C)	4.125	12-15-51	203,000	184,769
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%) (B)	6.400	12-15-36	355,000	353,395
Panther Escrow Issuer LLC (B)(C)	7.125	06-01-31	258,000	259,338
SBL Holdings, Inc. (B)(C)	5.000	02-18-31	275,000	233,473
Teachers Insurance & Annuity Association of America (B)(C)	4.270	05-15-47	430,000	335,946
Mortgage real estate investment trusts 0.0%
Starwood Property Trust, Inc. (B)(C)	7.250	04-01-29	36,000	35,514
Health care 3.8%				5,137,282
Biotechnology 0.9%
Amgen, Inc. (B)	5.250	03-02-30	533,000	528,300
Amgen, Inc. (B)	5.250	03-02-33	324,000	316,929
Regeneron Pharmaceuticals, Inc. (B)	1.750	09-15-30	284,000	226,735
Star Parent, Inc. (B)(C)	9.000	10-01-30	111,000	116,112
Health care equipment and supplies 0.5%
Solventum Corp. (B)(C)	5.400	03-01-29	204,000	200,141
Solventum Corp. (B)(C)	5.450	03-13-31	392,000	379,854
Varex Imaging Corp. (B)(C)	7.875	10-15-27	104,000	106,003
Health care providers and services 1.5%
AdaptHealth LLC (B)(C)	5.125	03-01-30	132,000	112,361
Centene Corp. (B)	4.250	12-15-27	70,000	66,011
CVS Health Corp. (B)	5.050	03-25-48	260,000	221,779
CVS Health Corp. (B)	5.125	02-21-30	205,000	200,677
CVS Health Corp. (B)	5.250	01-30-31	391,000	383,539
DaVita, Inc. (B)(C)	4.625	06-01-30	435,000	381,118
HCA, Inc. (B)	5.450	04-01-31	184,000	180,167
HCA, Inc. (B)	5.500	06-01-33	230,000	223,439
Humana, Inc. (B)	5.875	03-01-33	195,000	194,839
Life sciences tools and services 0.2%
Thermo Fisher Scientific, Inc. (B)	4.977	08-10-30	299,000	293,873
Pharmaceuticals 0.7%
Endo Finance Holdings, Inc. (A)(B)(C)	8.500	04-15-31	39,000	39,627
IQVIA, Inc. (B)	6.250	02-01-29	137,000	139,230
Viatris, Inc. (B)	2.700	06-22-30	380,000	314,248
Viatris, Inc. (B)	4.000	06-22-50	783,000	512,300
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	15

	Rate (%)	Maturity date	Par value^	Value
Industrials 7.9%				$10,723,930
Aerospace and defense 0.2%
AAR Escrow Issuer LLC (B)(C)	6.750	03-15-29	56,000	56,302
Huntington Ingalls Industries, Inc. (B)	4.200	05-01-30	190,000	174,515
The Boeing Company (C)	6.298	05-01-29	91,000	91,361
Building products 0.6%
Builders FirstSource, Inc. (B)(C)	4.250	02-01-32	225,000	195,983
Builders FirstSource, Inc. (B)(C)	6.375	06-15-32	135,000	133,599
Builders FirstSource, Inc. (B)(C)	6.375	03-01-34	199,000	195,307
Owens Corning (B)	3.950	08-15-29	282,000	262,199
Commercial services and supplies 0.3%
APX Group, Inc. (B)(C)	5.750	07-15-29	201,000	186,897
Prime Security Services Borrower LLC (B)(C)	6.250	01-15-28	208,000	203,199
Construction and engineering 0.3%
CIMIC Finance USA Pty, Ltd. (B)(C)	7.000	03-25-34	133,000	131,304
Global Infrastructure Solutions, Inc. (B)(C)	5.625	06-01-29	200,000	179,689
MasTec, Inc. (B)(C)	4.500	08-15-28	147,000	137,144
Electrical equipment 0.3%
EMRLD Borrower LP (B)(C)	6.625	12-15-30	242,000	239,832
Regal Rexnord Corp. (C)	6.400	04-15-33	155,000	156,257
Ground transportation 0.2%
Uber Technologies, Inc. (A)(B)(C)	4.500	08-15-29	320,000	298,111
Machinery 0.3%
Esab Corp. (B)(C)	6.250	04-15-29	29,000	28,891
Flowserve Corp. (B)	3.500	10-01-30	184,000	159,790
Ingersoll Rand, Inc. (B)	5.400	08-14-28	51,000	50,867
JB Poindexter & Company, Inc. (B)(C)	8.750	12-15-31	95,000	97,068
Passenger airlines 3.8%
Air Canada 2020-1 Class C Pass Through Trust (C)	10.500	07-15-26	233,000	252,805
Alaska Airlines 2020-1 Class B Pass Through Trust (C)	8.000	08-15-25	16,821	17,006
American Airlines 2014-1 Class A Pass Through Trust (B)	3.700	10-01-26	97,994	93,271
American Airlines 2015-1 Class A Pass Through Trust (B)	3.375	05-01-27	594,246	557,081
American Airlines 2016-1 Class A Pass Through Trust (B)	4.100	01-15-28	265,599	246,160
American Airlines 2016-1 Class AA Pass Through Trust (B)	3.575	01-15-28	65,601	61,356
American Airlines 2016-3 Class A Pass Through Trust (B)	3.250	10-15-28	31,091	27,694
American Airlines 2017-1 Class A Pass Through Trust (B)	4.000	02-15-29	129,188	117,030
American Airlines 2017-1 Class AA Pass Through Trust (B)	3.650	02-15-29	198,750	184,414
16	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
American Airlines 2017-2 Class A Pass Through Trust (B)	3.600	10-15-29	161,388	$148,033
American Airlines 2019-1 Class A Pass Through Trust (B)	3.500	02-15-32	263,087	226,092
American Airlines 2019-1 Class AA Pass Through Trust (B)	3.150	02-15-32	202,797	178,684
American Airlines 2019-1 Class B Pass Through Trust (B)	3.850	02-15-28	78,572	72,094
American Airlines 2021-1 Class A Pass Through Trust (B)	2.875	07-11-34	188,511	157,378
American Airlines 2021-1 Class B Pass Through Trust (B)	3.950	07-11-30	239,605	216,484
American Airlines, Inc. (A)(B)(C)	7.250	02-15-28	166,000	166,940
British Airways 2018-1 Class A Pass Through Trust (B)(C)	4.125	09-20-31	91,927	84,400
British Airways 2020-1 Class A Pass Through Trust (B)(C)	4.250	11-15-32	93,775	85,695
British Airways 2020-1 Class B Pass Through Trust (B)(C)	8.375	11-15-28	54,609	56,116
Delta Air Lines, Inc. (B)	4.375	04-19-28	250,000	239,170
Delta Air Lines, Inc. (B)(C)	4.750	10-20-28	332,848	322,224
JetBlue 2019-1 Class AA Pass Through Trust (B)	2.750	05-15-32	221,436	186,814
United Airlines 2014-2 Class A Pass Through Trust (B)	3.750	09-03-26	279,398	266,035
United Airlines 2016-1 Class A Pass Through Trust (B)	3.450	07-07-28	270,037	242,737
United Airlines 2018-1 Class B Pass Through Trust (B)	4.600	03-01-26	91,580	88,264
United Airlines 2019-1 Class A Pass Through Trust (B)	4.550	08-25-31	205,831	195,428
United Airlines 2020-1 Class A Pass Through Trust (B)	5.875	10-15-27	393,384	392,304
United Airlines 2023-1 Class A Pass Through Trust (B)	5.800	01-15-36	275,000	273,264
United Airlines, Inc. (B)(C)	4.625	04-15-29	64,000	58,984
Professional services 0.2%
Concentrix Corp. (B)	6.600	08-02-28	266,000	265,207
Trading companies and distributors 1.7%
AerCap Ireland Capital DAC	3.300	01-30-32	150,000	125,227
AerCap Ireland Capital DAC (A)(B)	5.100	01-19-29	150,000	146,301
AerCap Ireland Capital DAC	6.450	04-15-27	405,000	412,873
Air Lease Corp. (B)	5.100	03-01-29	165,000	160,404
Air Lease Corp. (B)	5.850	12-15-27	290,000	290,695
Ashtead Capital, Inc. (B)(C)	5.800	04-15-34	200,000	194,647
Ashtead Capital, Inc. (B)(C)	5.950	10-15-33	540,000	531,703
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	17

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Beacon Roofing Supply, Inc. (B)(C)	4.125	05-15-29	98,000	$87,505
BlueLinx Holdings, Inc. (B)(C)	6.000	11-15-29	190,000	180,788
United Rentals North America, Inc. (B)	3.875	11-15-27	146,000	136,308
Information technology 3.5%				4,712,796
IT services 0.2%
Gartner, Inc. (B)(C)	4.500	07-01-28	287,000	269,894
Kyndryl Holdings, Inc. (B)	6.350	02-20-34	35,000	34,812
Semiconductors and semiconductor equipment 2.0%
Broadcom, Inc. (B)	4.750	04-15-29	976,000	944,889
Foundry JV Holdco LLC (B)(C)	5.875	01-25-34	239,000	231,629
Micron Technology, Inc. (B)	4.185	02-15-27	123,000	118,748
Micron Technology, Inc. (B)	5.300	01-15-31	154,000	151,111
Micron Technology, Inc. (B)	5.327	02-06-29	264,000	261,404
Micron Technology, Inc. (B)	5.875	02-09-33	140,000	140,744
Micron Technology, Inc. (B)	6.750	11-01-29	693,000	728,272
Qorvo, Inc. (B)	4.375	10-15-29	56,000	51,676
Software 0.6%
Consensus Cloud Solutions, Inc. (A)(B)(C)	6.500	10-15-28	119,000	104,196
Oracle Corp. (B)	6.250	11-09-32	595,000	617,186
Rocket Software, Inc. (C)	9.000	11-28-28	109,000	109,413
Technology hardware, storage and peripherals 0.7%
Dell International LLC (B)	5.300	10-01-29	566,000	560,304
Dell International LLC (B)	5.400	04-15-34	401,000	388,518
Materials 2.4%				3,304,715
Chemicals 0.3%
Braskem Netherlands Finance BV (C)	4.500	01-31-30	361,000	304,412
Sasol Financing USA LLC	5.500	03-18-31	158,000	131,319
Construction materials 0.4%
Cemex SAB de CV (A)(B)(C)	3.875	07-11-31	255,000	221,887
Cemex SAB de CV (C)	5.200	09-17-30	256,000	242,387
Standard Industries, Inc. (B)(C)	5.000	02-15-27	54,000	52,016
Summit Materials LLC (B)(C)	7.250	01-15-31	52,000	53,421
Containers and packaging 0.5%
Graphic Packaging International LLC (B)(C)	3.500	03-01-29	165,000	145,985
Mauser Packaging Solutions Holding Company (B)(C)	7.875	04-15-27	116,000	118,175
Owens-Brockway Glass Container, Inc. (B)(C)	6.625	05-13-27	97,000	96,920
Owens-Brockway Glass Container, Inc. (A)(B)(C)	7.250	05-15-31	76,000	76,116
Pactiv Evergreen Group Issuer, Inc. (A)(B)(C)	4.000	10-15-27	275,000	255,144
18	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining 1.2%
Alcoa Nederland Holding BV (B)(C)	7.125	03-15-31	55,000	$55,633
Anglo American Capital PLC (C)	4.750	04-10-27	200,000	194,709
Arsenal AIC Parent LLC (B)(C)	8.000	10-01-30	92,000	95,787
First Quantum Minerals, Ltd. (C)	6.875	10-15-27	257,000	247,203
Freeport-McMoRan, Inc. (B)	4.250	03-01-30	278,000	256,893
Freeport-McMoRan, Inc. (B)	5.400	11-14-34	196,000	189,016
Freeport-McMoRan, Inc. (B)	5.450	03-15-43	323,000	296,076
Novelis Corp. (B)(C)	4.750	01-30-30	228,000	208,625
Taseko Mines, Ltd. (A)(B)(C)	8.250	05-01-30	62,000	62,991
Real estate 1.7%				2,361,102
Residential REITs 0.1%
American Homes 4 Rent LP (B)	4.250	02-15-28	154,000	145,869
Specialized REITs 1.6%
American Tower Corp. (B)	5.200	02-15-29	830,000	814,782
American Tower Trust I (C)	5.490	03-15-28	300,000	298,659
GLP Capital LP (B)	4.000	01-15-30	121,000	108,360
GLP Capital LP (B)	6.750	12-01-33	90,000	92,210
Iron Mountain Information Management Services, Inc. (B)(C)	5.000	07-15-32	54,000	47,859
Iron Mountain, Inc. (B)(C)	5.250	07-15-30	130,000	120,658
SBA Tower Trust (C)	6.599	01-15-28	96,000	97,443
VICI Properties LP (B)(C)	3.875	02-15-29	151,000	137,001
VICI Properties LP (B)(C)	4.125	08-15-30	155,000	138,154
VICI Properties LP (B)(C)	4.625	12-01-29	279,000	258,834
VICI Properties LP (B)	5.125	05-15-32	109,000	101,273
Utilities 4.5%				6,133,884
Electric utilities 3.7%
American Electric Power Company, Inc. (B)	5.625	03-01-33	94,000	91,884
Atlantica Transmision Sur SA (C)	6.875	04-30-43	228,600	231,640
Constellation Energy Generation LLC (B)	6.125	01-15-34	81,000	82,884
Constellation Energy Generation LLC (B)	6.500	10-01-53	138,000	143,229
Dominion Energy South Carolina, Inc. (B)	5.300	05-15-33	160,000	155,987
Duke Energy Corp. (A)(B)	5.750	09-15-33	278,000	276,921
Electricite de France SA (B)(C)	5.650	04-22-29	319,000	318,098
FirstEnergy Corp. (B)	3.400	03-01-50	72,000	46,202
Georgia Power Company (B)	4.950	05-17-33	144,000	137,089
Monongahela Power Company (B)(C)	5.400	12-15-43	50,000	45,303
NextEra Energy Capital Holdings, Inc. (B)	5.000	07-15-32	90,000	86,530
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%) (B)	6.700	09-01-54	236,000	233,736
NRG Energy, Inc. (B)(C)	3.625	02-15-31	132,000	111,747
NRG Energy, Inc. (B)(C)	3.875	02-15-32	291,000	245,169
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	19

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
NRG Energy, Inc. (B)(C)	4.450	06-15-29	194,000	$180,045
NRG Energy, Inc. (B)	5.750	01-15-28	250,000	246,061
NRG Energy, Inc. (B)(C)	7.000	03-15-33	240,000	249,929
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(C)(D)	10.250	03-15-28	189,000	203,764
Progress Energy, Inc. (B)	7.750	03-01-31	470,000	523,228
The Southern Company (B)	5.700	03-15-34	209,000	208,363
Vistra Operations Company LLC (B)(C)	3.700	01-30-27	486,000	457,380
Vistra Operations Company LLC (B)(C)	4.300	07-15-29	441,000	407,187
Vistra Operations Company LLC (B)(C)	6.875	04-15-32	96,000	95,598
Vistra Operations Company LLC (B)(C)	6.950	10-15-33	213,000	221,948
Independent power and renewable electricity producers 0.4%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	228,828	192,401
NextEra Energy Operating Partners LP (B)(C)	3.875	10-15-26	193,000	180,553
NextEra Energy Operating Partners LP (B)(C)	4.500	09-15-27	110,000	102,494
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(C)(D)	8.000	10-15-26	74,000	74,766
Multi-utilities 0.4%
NiSource, Inc. (B)	5.250	03-30-28	55,000	54,397
NiSource, Inc. (B)	5.350	04-01-34	165,000	157,920
NiSource, Inc. (B)	5.400	06-30-33	115,000	111,897
Sempra (B)	5.500	08-01-33	224,000	217,581
Water utilities 0.0%

Artera Services LLC (B)(C)	8.500	02-15-31	41,000	41,953
Municipal bonds 0.1% (0.0% of Total investments)				$126,747
(Cost $176,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	176,000	126,747
Term loans (F) 0.0% (0.0% of Total investments)				$80,696
(Cost $80,550)
Health care 0.0%				80,696
Pharmaceuticals 0.0%

Endo Finance Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.500%)	9.793	04-09-31	81,000	80,696
Collateralized mortgage obligations 8.7% (5.3% of Total investments)				$11,836,450
(Cost $15,196,236)
Commercial and residential 7.1%				9,703,675
Angel Oak Mortgage Trust LLC
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (C)	4.800	11-26-68	170,214	163,799
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(G)	3.843	11-05-32	175,000	66,820
Barclays Commercial Mortgage Trust
20	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2019-C5, Class A2	3.043	11-15-52	186,702	$183,378
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	155,000	144,633
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	120,152	115,340
BX Trust
Series 2022-CLS, Class A (C)	5.760	10-13-27	221,000	217,193
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (C)(G)	6.015	10-12-40	177,000	176,093
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.572	05-10-51	3,783,430	56,513
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(G)	4.540	08-10-30	340,000	269,365
Ellington Financial Mortgage Trust
Series 2022-4, Class A1 (5.900% to 12-1-26, then 6.900% thereafter) (C)	5.900	09-25-67	388,318	384,032
Series 2023-1, Class A1 (5.732% to 1-1-27, then 6.732% thereafter) (C)	5.732	02-25-68	423,618	418,570
GCAT Trust
Series 2023-NQM2, Class A1 (5.837% to 1-1-27, then 6.837% thereafter) (C)	5.837	11-25-67	418,899	413,951
Series 2023-NQM3, Class A1 (6.889% to 9-1-27, then 7.889% thereafter) (C)	6.889	08-25-68	408,487	411,562
GS Mortgage-Backed Securities Trust
Series 2023-CCM1, Class A1 (C)(G)	6.650	08-25-53	401,650	401,168
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-37	2,269,789	38,551
Series 2007-4, Class ES IO	0.350	07-19-47	2,231,192	29,804
Series 2007-6, Class ES IO (C)	0.342	08-19-37	2,414,838	30,820
Imperial Fund Mortgage Trust
Series 2023-NQM1, Class A1 (5.941% to 1-1-27, then 6.941% thereafter) (C)	5.941	02-25-68	400,379	394,779
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	195,000	165,750
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (C)(G)	4.460	01-15-43	175,000	147,670
New Residential Mortgage Loan Trust
Series 2022-NQM4, Class A1 (5.000% to 6-1-26, then 6.000% thereafter) (C)	5.000	06-25-62	520,576	511,593
OBX Trust
Series 2022-NQM7, Class A1 (5.110% to 8-1-26, then 6.110% thereafter) (C)	5.110	08-25-62	490,348	478,047
Series 2023-NQM5, Class A1A (6.567% to 6-1-27, then 7.567% thereafter) (C)	6.567	06-25-63	379,803	381,560
Starwood Mortgage Residential Trust
Series 2022-4, Class A1 (5.192% to 6-1-26, then 6.192% thereafter) (C)	5.192	05-25-67	406,197	396,861
Towd Point Mortgage Trust
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2019-1, Class A1 (C)(G)	3.750	03-25-58	117,437	$110,016
Verus Securitization Trust
Series 2023-2, Class A1 (6.193% to 3-1-27, then 7.193% thereafter) (C)	6.193	03-25-68	400,469	398,543
Series 2023-5, Class A1 (6.476% to 6-1-27, then 7.476% thereafter) (C)	6.476	06-25-68	390,425	389,986
Series 2023-8, Class A2 (6.664% to 12-1-27, then 7.664% thereafter) (C)	6.664	12-25-68	467,045	465,413
Series 2023-INV1, Class A1 (5.999% to 2-1-27, then 6.999% thereafter) (C)	5.999	02-25-68	1,639,907	1,627,413
Series 2024-1, Class A3 (6.118% to 1-1-28, then 7.118% thereafter) (C)	6.118	01-25-69	722,274	714,452
U.S. Government Agency 1.6%				2,132,775
Government National Mortgage Association
Series 2012-114, Class IO	0.624	01-16-53	430,019	6,640
Series 2016-174, Class IO	0.896	11-16-56	629,453	26,796
Series 2017-109, Class IO	0.230	04-16-57	751,020	11,152
Series 2017-124, Class IO	0.627	01-16-59	633,688	21,694
Series 2017-135, Class IO	0.717	10-16-58	1,163,198	41,755
Series 2017-140, Class IO	0.486	02-16-59	567,257	16,569
Series 2017-20, Class IO	0.525	12-16-58	1,275,966	30,597
Series 2017-22, Class IO	0.752	12-16-57	356,696	13,124
Series 2017-46, Class IO	0.649	11-16-57	956,078	35,392
Series 2017-61, Class IO	0.701	05-16-59	414,320	15,034
Series 2017-74, Class IO	0.433	09-16-58	1,125,587	21,724
Series 2018-114, Class IO	0.590	04-16-60	605,827	23,666
Series 2018-158, Class IO	0.789	05-16-61	1,204,823	66,647
Series 2018-35, Class IO	0.541	03-16-60	1,545,787	51,986
Series 2018-43, Class IO	0.435	05-16-60	2,020,741	65,455
Series 2018-69, Class IO	0.616	04-16-60	618,458	27,109
Series 2018-9, Class IO	0.443	01-16-60	1,178,812	35,854
Series 2019-131, Class IO	0.802	07-16-61	911,871	51,048
Series 2020-100, Class IO	0.784	05-16-62	1,067,829	62,610
Series 2020-108, Class IO	0.847	06-16-62	1,196,756	68,456
Series 2020-114, Class IO	0.801	09-16-62	2,551,699	142,773
Series 2020-118, Class IO	0.881	06-16-62	1,842,491	113,210
Series 2020-119, Class IO	0.606	08-16-62	1,027,354	47,771
Series 2020-120, Class IO	0.769	05-16-62	575,307	33,340
Series 2020-137, Class IO	0.796	09-16-62	2,940,295	167,341
Series 2020-150, Class IO	0.963	12-16-62	1,637,361	105,750
Series 2020-170, Class IO	0.834	11-16-62	2,197,041	138,485
Series 2021-203, Class IO	0.869	07-16-63	1,757,590	112,989
Series 2021-3, Class IO	0.868	09-16-62	2,819,858	177,509
Series 2021-40, Class IO	0.825	02-16-63	685,253	41,557
Series 2022-150, Class IO	0.822	06-16-64	254,112	15,304
22	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-17, Class IO	0.802	06-16-64	1,482,988	$89,267
Series 2022-181, Class IO	0.717	07-16-64	783,953	50,252
Series 2022-21, Class IO	0.784	10-16-63	650,534	38,777
Series 2022-53, Class IO	0.711	06-16-64	2,468,140	119,558

Series 2023-197, Class IO	1.318	09-16-65	513,898	45,584
Asset backed securities 9.5% (5.7% of Total investments)				$12,918,035
(Cost $13,289,052)
Asset backed securities 9.5%				12,918,035
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (C)	3.199	12-20-30	86,880	83,926
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (C)	6.500	11-16-48	164,000	164,652
Ally Auto Receivables Trust
Series 2022-3, Class A4	5.070	06-15-31	500,000	495,232
American Express Credit Corp.
Series 2023-4, Class A	5.150	09-15-30	670,000	669,051
Applebee’s Funding LLC
Series 2023-1A, Class A2 (C)	7.824	03-05-53	146,000	148,042
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	78,152	69,672
ARI Fleet Lease Trust
Series 2023-B, Class A2 (C)	6.050	07-15-32	440,000	441,276
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class A (C)	5.250	04-20-29	580,000	569,534
Carmax Auto Owner Trust
Series 2023-3, Class A4	5.260	02-15-29	100,000	99,284
CARS-DB4 LP
Series 2020-1A, Class B1 (C)	4.170	02-15-50	293,000	283,534
CLI Funding VIII LLC
Series 2023-1A, Class A (C)	6.310	06-18-48	436,479	432,509
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (C)	5.250	02-25-49	159,000	153,760
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	14,735	6,791
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (C)	4.300	04-20-48	262,000	243,119
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	159,800	150,566
Dell Equipment Finance Trust
Series 2023-2, Class A3 (C)	5.650	01-22-29	400,000	399,525
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	80,000	71,057
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	502,900	475,545
Five Guys Holdings, Inc.
Series 2023-1A, Class A2 (C)	7.549	01-26-54	197,000	198,329
Ford Credit Auto Lease Trust
Series 2023-B, Class A4	5.870	01-15-27	175,000	175,656
Ford Credit Auto Owner Trust
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2022-D, Class A3	5.270	05-17-27	500,000	$498,560
Series 2023-2, Class A (C)	5.280	02-15-36	512,000	508,844
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A4	4.590	07-17-28	290,000	284,357
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (C)	4.980	12-11-36	127,000	124,847
GMF Floorplan Owner Revolving Trust
Series 2023-2, Class A (C)	5.340	06-15-30	675,000	670,997
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	157,930	150,499
Series 2021-1A, Class A2 (C)	2.773	04-20-29	231,277	218,198
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	245,000	227,840
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	81,480	76,232
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4	5.250	02-15-29	500,000	497,561
Series 2023-1, Class A4	4.310	04-16-29	290,000	282,427
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (C)	6.560	04-20-53	170,000	169,916
MVW LLC
Series 2020-1A, Class D (C)	7.140	10-20-37	680,233	657,615
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	461,720	406,028
Series 2022-1A, Class A2 (C)	3.695	01-30-52	208,208	179,000
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1 (C)	2.410	10-20-61	139,000	116,900
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	34,526	32,233
PFS Financing Corp.
Series 2023-B, Class A (C)	5.270	05-15-28	335,000	332,497
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (C)	5.000	09-15-48	275,000	260,644
SCF Equipment Leasing LLC
Series 2022-2A, Class A3 (C)	6.500	10-21-30	550,000	553,701
Servpro Master Issuer LLC
Series 2024-1A, Class A2 (C)	6.174	01-25-54	103,740	102,210
Sesac Finance LLC
Series 2019-1, Class A2 (C)	5.216	07-25-49	344,805	333,400
SMB Private Education Loan Trust
Series 2024-A, Class A1A (C)	5.240	03-15-56	202,867	198,149
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	305,377	287,192
Sunbird Engine Finance LLC
Series 2020-1A, Class A (C)	3.671	02-15-45	147,438	133,458
VR Funding LLC
Series 2020-1A, Class A (C)	2.790	11-15-50	220,490	195,935
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	95,876	87,735

24	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Common stocks 0.1% (0.0% of Total investments)		$83,809
(Cost $335,737)
Energy 0.0%		20,797
Oil, gas and consumable fuels 0.0%
Altera Infrastructure LP (H)	743	20,797
Utilities 0.1%		63,012
Multi-utilities 0.1%

Algonquin Power & Utilities Corp.	2,950	63,012
Preferred securities 0.2% (0.2% of Total investments)		$320,930
(Cost $394,505)
Communication services 0.1%		101,006
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625% (B)	5,825	101,006
Financials 0.1%		219,924
Banks 0.1%
Wells Fargo & Company, 7.500%	192	219,924

	Yield (%)	Shares	Value
Short-term investments 3.8% (2.3% of Total investments)			$5,122,401
(Cost $5,123,346)
Short-term funds 3.8%			5,122,401
John Hancock Collateral Trust (I)	5.4256(J)	512,404	5,122,401

Total investments (Cost $237,733,730) 165.5%	$225,412,880
Other assets and liabilities, net (65.5%)	(89,216,896)
Total net assets 100.0%	$136,195,984

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 4-30-24, and is a component of the fund’s leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 4-30-24 was $112,757,646. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $17,342,771.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	25

(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $47,534,949 or 34.9% of the fund’s net assets as of 4-30-24.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 4-30-24.
26	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	25,000,000	USD	Fixed 4.191%	USD SOFR Compounded OIS(a)	Annual	Quarterly	Jun 2026	—	$(406,465)	$(406,465)
Centrally cleared	25,000,000	USD	Fixed 3.908%	USD SOFR Compounded OIS(a)	Annual	Quarterly	Jan 2027	—	327,369	327,369
								—	$(79,096)	$(79,096)

(a)	At 4-30-24, the overnight SOFR was 5.340%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
At 4-30-24, the aggregate cost of investments for federal income tax purposes was $237,760,403. Net unrealized depreciation aggregated to $12,426,619, of which $1,387,429 related to gross unrealized appreciation and $13,814,048 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	27

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $232,610,384)	$220,290,479
Affiliated investments, at value (Cost $5,123,346)	5,122,401
Total investments, at value (Cost $237,733,730)	225,412,880
Receivable for centrally cleared swaps	900,352
Cash	84,234
Interest receivable	1,821,643
Receivable for investments sold	113,133
Other assets	25,292
Total assets	228,357,534
Liabilities
Liquidity agreement	91,300,000
Payable for investments purchased	325,811
Interest payable	458,022
Payable to affiliates
Accounting and legal services fees	5,067
Other liabilities and accrued expenses	72,650
Total liabilities	92,161,550
Net assets	$136,195,984
Net assets consist of
Paid-in capital	$175,067,706
Total distributable earnings (loss)	(38,871,722)
Net assets	$136,195,984

Net asset value per share
Based on 11,646,585 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$11.69
28	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-24 (unaudited)

Investment income
Interest	$5,912,815
Dividends from affiliated investments	67,020
Dividends	24,298
Less foreign taxes withheld	(1,703)
Total investment income	6,002,430
Expenses
Investment management fees	628,740
Interest expense	2,777,853
Accounting and legal services fees	13,926
Transfer agent fees	27,918
Trustees’ fees	21,424
Custodian fees	13,918
Printing and postage	17,015
Professional fees	47,495
Stock exchange listing fees	11,830
Other	6,274
Total expenses	3,566,393
Less expense reductions	(9,311)
Net expenses	3,557,082
Net investment income	2,445,348
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(3,005,211)
Affiliated investments	1,260
Swap contracts	1,013,167
(1,990,784)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	11,049,966
Affiliated investments	(880)
Swap contracts	(177,273)
10,871,813
Net realized and unrealized gain	8,881,029
Increase in net assets from operations	$11,326,377
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	29

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-24 (unaudited)	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$2,445,348	$4,268,263
Net realized loss	(1,990,784)	(13,961,282)
Change in net unrealized appreciation (depreciation)	10,871,813	9,966,308
Increase in net assets resulting from operations	11,326,377	273,289
Distributions to shareholders
From earnings	(2,762,571)	(4,826,346)
Total distributions	(2,762,571)	(4,826,346)
Total increase (decrease)	8,563,806	(4,553,057)
Net assets
Beginning of period	127,632,178	132,185,235
End of period	$136,195,984	$127,632,178
Share activity
Shares outstanding
Beginning of period	11,646,585	11,646,585
End of period	11,646,585	11,646,585
30	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CASH FLOWS For the six months ended   4-30-24 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$11,326,377
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(97,845,235)
Long-term investments sold	99,106,500
Net purchases and sales of short-term investments	1,861,073
Net amortization of premium (discount)	433,307
(Increase) Decrease in assets:
Receivable for centrally cleared swaps	(427,149)
Dividends and interest receivable	(120,998)
Receivable for investments sold	2,760,464
Receivable for delayed delivery securities sold	4,880,118
Other assets	(10,359)
Increase (Decrease) in liabilities:
Payable for investments purchased	(4,095,253)
Payable for delayed delivery securities purchased	(6,973,314)
Interest payable	(15,267)
Payable to affiliates	(4,362)
Other liabilities and accrued expenses	(24,363)
Net change in unrealized (appreciation) depreciation on:
Investments	(11,049,086)
Net realized (gain) loss on:
Investments	3,007,789
Net cash provided by operating activities	$2,810,242
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(2,762,571)
Net cash used in financing activities	$(2,762,571)
Net increase in cash	$47,671
Cash at beginning of period	$36,563
Cash at end of period	$84,234
Supplemental disclosure of cash flow information:
Cash paid for interest	$(2,793,120)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	31

Financial highlights
Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$10.96	$11.35	$15.90	$15.95	$15.57	$14.22
Net investment income[2]	0.21	0.37	0.56	0.71	0.65	0.60
Net realized and unrealized gain (loss) on investments	0.76	(0.35)	(4.19)	0.12	0.48	1.42
Total from investment operations	0.97	0.02	(3.63)	0.83	1.13	2.02
Less distributions
From net investment income	(0.24)	(0.41)	(0.70)	(0.84)	(0.75)	(0.67)
From net realized gain	—	—	(0.22)	(0.04)	—	—
Total distributions	(0.24)	(0.41)	(0.92)	(0.88)	(0.75)	(0.67)
Net asset value, end of period	$11.69	$10.96	$11.35	$15.90	$15.95	$15.57
Per share market value, end of period	$11.03	$9.80	$10.48	$15.46	$15.44	$14.58
Total return at net asset value (%)[3,4]	8.98[5]	0.35	(23.60)	5.36	7.78	14.84
Total return at market value (%)[3]	15.00[5]	(2.82)	(27.45)	5.83	11.42	16.37
Ratios and supplemental data
Net assets, end of period (in millions)	$136	$128	$132	$185	$186	$181
Ratios (as a percentage of average net assets):
Expenses before reductions	5.20[6]	4.90	2.10	1.30	1.67	2.55
Expenses including reductions[7]	5.19[6]	4.89	2.08	1.29	1.66	2.54
Net investment income	3.57[6]	3.12	4.13	4.42	4.15	3.99
Portfolio turnover (%)	44	148	101	60	66	50
Senior securities
Total debt outstanding end of period (in millions)	$91	$91	$91	$91	$91	$91
Asset coverage per $1,000 of debt[8]	$2,492	$2,398	$2,448	$3,028	$3,035	$2,986

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Expenses including reductions excluding interest expense were 1.14% (annualized), 1.17%, 1.01%, 0.94%, 0.95% and 0.98% for the periods ended 4-30-24, 10-31-23, 10-31-22, 10-30-21, 10-31-20 and 10-31-19, respectively.
[8]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end (Note 8). As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
32	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Income Securities Trust (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.  Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology
SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	33

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2024, by major security category or type:
	Total value at 4-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$104,393,775	—	$104,393,775	—
Corporate bonds	90,530,037	—	90,530,037	—
Municipal bonds	126,747	—	126,747	—
Term loans	80,696	—	80,696	—
Collateralized mortgage obligations	11,836,450	—	11,836,450	—
Asset backed securities	12,918,035	—	12,918,035	—
Common stocks	83,809	$63,012	20,797	—
Preferred securities	320,930	320,930	—	—
Short-term investments	5,122,401	5,122,401	—	—
Total investments in securities	$225,412,880	$5,506,343	$219,906,537	—
Derivatives:
Assets
Swap contracts	$327,369	—	$327,369	—
Liabilities
Swap contracts	(406,465)	—	(406,465)	—
The fund holds liabilities for which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2024, the liability for the fund’s Liquidity agreement on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through
34	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT

securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Statement of cash flows. A Statement of cash flows is presented when a fund has a significant amount of borrowing during the period, based on the average total borrowing in relation to total assets, or when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or collateral on derivative contracts, if any.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2023, the fund has a short-term capital loss carryforward of $7,144,142 and a long-term capital loss carryforward of $16,965,908 available to offset future net realized capital gains. These carryforwards do not expire.
SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	35

As of October 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statement of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the fund for centrally-cleared transactions, if any, are identified in the Fund’s investments.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by
36	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT

the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
During the six months ended April 30, 2024, the fund used interest rate swap contracts to manage against changes in the liquidity agreement interest rates. The fund held interest rate swaps with total USD notional amounts ranging from $25.0 million to $50.0 million, as measured at each quarter end.
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Swap contracts, at value[1]	Interest rate swaps	$327,369	$(406,465)

[1]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2024:
Statement of operations location - Net realized gain (loss) on:
Risk	Swap contracts
Interest rate	$1,013,167
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2024:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Swap contracts
Interest rate	$(177,273)
Note 4—Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
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Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of (a) 0.650% of the ﬁrst $150 million of the fund’s average daily managed assets (net assets plus borrowings under the Liquidity Agreement (LA) (see Note 8), (b) 0.375% of the next $50 million of the fund’s average daily managed assets, (c) 0.350% of the next $100 million of the fund’s average daily managed assets and (d) 0.300% of the fund’s average daily managed assets in excess of $300 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate managed assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $9,311 for the six months ended April 30, 2024.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2024, were equivalent to a net annual effective rate of 0.54% of the fund’s average daily managed assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended April 30, 2024, amounted to an annual rate of 0.01% of the fund’s average daily managed net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
On March 12, 2015, the Board of Trustees approved a share repurchase plan, which is subsequently reviewed by the Board of Trustees each year in December. Under the current share repurchase plan, the fund may purchase in the open market, between January 1, 2024 and December 31, 2024, up to 10% of its outstanding common shares as of December 31, 2023. The share repurchase plan will remain in effect between January 1, 2024 and December 31, 2024.
During the six months ended April 30, 2024 and the year ended October 31, 2023, the fund had no activities under the repurchase program. Shares repurchased and corresponding dollar amounts, if any, are included on the Statements of changes in net assets. The anti-dilutive impacts of these share repurchases, if any, are included on the Financial highlights.
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Note 7—Leverage risk
The fund utilizes the LA to increase its assets available for investment. When the fund leverages its assets, shareholders bear the expenses associated with the LA and have potential to benefit or be disadvantaged from the use of leverage. The Advisor’s fee is also increased in dollar terms from the use of leverage. Consequently, the fund and the Advisor may have differing interests in determining whether to leverage the fund’s assets. Leverage creates risks that may adversely affect the return for the holders of shares, including:
•	the likelihood of greater volatility of NAV and market price of shares;
•	fluctuations in the interest rate paid for the use of the LA;
•	increased operating costs, which may reduce the fund’s total return;
•	the potential for a decline in the value of an investment acquired through leverage, while the fund’s obligations under such leverage remains fixed; and
•	the fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.
To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the fund’s return will be greater than if leverage had not been used; conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived. The use of securities lending to obtain leverage in the fund’s investments may subject the fund to greater risk of loss than would reinvestment of collateral in short term highly rated investments.
In addition to the risks created by the fund’s use of leverage, the fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the LA is terminated. Were this to happen, the fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the fund’s ability to generate income from the use of leverage would be adversely affected.
Note 8—Liquidity Agreement
The fund has entered into a LA with State Street Bank and Trust Company (SSB) that allows it to borrow or otherwise access up to $91.3 million (maximum facility amount) through a line of credit, securities lending and reverse repurchase agreements. The amounts outstanding at April 30, 2024 are shown in the Statement of assets and liabilities as the Liquidity agreement.
The fund pledges its assets as collateral to secure obligations under the LA. The fund retains the risks and rewards of the ownership of assets pledged to secure obligations under the LA and makes these assets available for securities lending and reverse repurchase transactions with SSB acting as the fund’s authorized agent for these transactions. All transactions initiated through SSB are required to be secured with cash collateral received from the securities borrower (the Borrower) or cash is received from the reverse repurchase agreement (Reverse Repo) counterparties. Securities lending transactions will be secured with cash collateral in amounts at least equal to 100% of the market value of the securities utilized in these transactions. Cash received by SSB from securities lending or Reverse Repo transactions is credited against the amounts borrowed under the line of credit. As of April 30, 2024, the LA balance of $91,300,000 was comprised of $73,473,881 from the line of credit and $17,826,119 cash received by SSB from securities lending or Reverse Repo transactions.
Upon return of securities by the Borrower or Reverse Repo counterparty, SSB will return the cash collateral to the Borrower or proceeds from the Reverse Repo, as applicable, which will eliminate the credit against the line of credit and will cause the drawdowns under the line of credit to increase by the amounts returned. Income earned on the loaned securities is retained by SSB, and any interest due on the reverse repurchase agreements is paid by SSB.
SSB has indemnified the fund for certain losses that may arise if the Borrower or a Reverse Repo Counterparty fails to return securities when due. With respect to securities lending transactions, upon a default of the securities borrower, SSB uses the collateral received from the Borrower to purchase replacement securities of the same issue, type, class and series. If the value of the collateral is less than the purchase cost of replacement securities, SSB is
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responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any of the fund’s losses on the reinvested cash collateral. Although the risk of the loss of the securities is mitigated by receiving collateral from the Borrower or proceeds from the Reverse Repo counterparty and through SSB indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the Borrower or Reverse Repo counterparty fails to return the securities on a timely basis.
Interest charged is at the rate of overnight bank funding rate (OBFR) plus 0.700% and is payable monthly on the aggregate balance of the drawdowns outstanding under the LA. As of April 30, 2024, the fund had an aggregate balance of $91,300,000 at an interest rate of 6.02%, which is reflected in the Liquidity agreement on the Statement of assets and liabilities. During the six months ended April 30, 2024, the average balance of the LA and the effective average annual interest rate were $91,300,000 and 6.12%, respectively.
The fund may terminate the LA with 60 days’ notice. If certain asset coverage and collateral requirements, or other covenants are not met, the LA could be deemed in default and result in termination. Absent a default or facility termination event, SSB is required to provide the fund with 360 days’ notice prior to terminating the LA.
Note 9—LIBOR Discontinuation Risk
Certain debt securities, derivatives and other financial instruments have traditionally utilized LIBOR as the reference or benchmark rate for interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, the U.K. Financial Conduct Authority (UK FCA) announced that LIBOR would be discontinued as of June 30, 2023. The UK FCA elected to require the ICE Benchmark Administration Limited, the administrator of LIBOR, to continue publishing a subset of LIBOR settings on a “synthetic” basis. The synthetic publication of the one-, three and six-month U.S. dollar LIBOR will continue until September 30, 2024.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. Market participants have adopted alternative rates such as Secured Overnight Financing Rate (SOFR) or otherwise amended financial instruments referencing LIBOR to include fallback provisions and other measures that contemplated the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences.
The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
 Note 10—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $39,254,446 and $36,204,355, respectively, for the six months ended April 30, 2024. Purchases and sales of U.S. Treasury obligations aggregated $58,590,789 and $62,902,145, respectively, for the six months ended April 30, 2024.
Note 11—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	512,404	$6,983,095	$30,844,712	$(32,705,786)	$1,260	$(880)	$67,020	—	$5,122,401
Note 12—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
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Investment objective, principal investment strategies, and principal risks

Unaudited
Investment Objective
The fund’s investment objective is to generate a high level of current income consistent with prudent investment risk.
Principal Investment Strategies
Under normal circumstances the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in income securities. This is a non-fundamental policy and may be changed by the Board of Trustees of the fund provided that shareholders are provided with at least 60 days prior written notice of any change as required by the rules under the 1940 Act. Not more than 20% of the Fund’s total assets will consist of such preferred securities and common stocks believed by the Fund to provide a sufficiently high yield to attain the Fund’s investment objective. Income securities will consist of the following: (i) marketable corporate debt securities, (ii) governmental obligations and (iii) cash and commercial paper.
The Fund will invest at least 75% of its net assets (plus borrowings for investment purposes) in debt securities that are rated, at the time of acquisition, investment grade (i.e., at least “Baa” by Moody’s Investors Service, Inc. (Moody’s) or “BBB” by Standard & Poor’s Global Ratings Inc. (S&P)), or in unrated securities determined by the Fund’s investment advisor or subadvisor to be of comparable credit quality. The Fund can invest up to 25% of its net assets (plus borrowings for investment purposes) in debt securities that are rated, at the time of acquisition, below investment grade (junk bonds) (i.e., rated “Ba” or lower by Moody’s or “BB” or lower by S&P), or in unrated securities determined by the Fund’s advisor or subadvisor to be of comparable quality.
Although the Fund will focus on securities of U.S. issuers, the Fund may invest in securities of corporate and governmental issuers located outside the United States that are payable in U.S. dollars, including emerging markets. The Fund may also invest in mortgage-backed and asset-backed securities, including collateralized mortgage obligations. In addition, the Fund may invest in repurchase agreements.
The Fund may also invest in derivatives such as swaps and reverse repurchase agreements. The Fund intends to use reverse repurchase agreements to obtain investment leverage either alone and/or in combination with other forms of investment leverage or for temporary purposes. The Fund utilizes a liquidity agreement to increase its assets available for investments, and may also seek to obtain additional income or portfolio leverage by making secured loans of its portfolio securities with a value of up to 33 1/3% of its total assets. The Fund may also invest up to 20% of its total assets in illiquid securities.
The Advisor may also take into consideration environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment selection process. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
Principal Risks
As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund’s net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.
The fund’s main risks are listed below in alphabetical order, not in order of importance.
Changing distribution level & return of capital risk. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.
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Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other similar events; bank failure; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; dramatic changes in energy prices and currency exchange rates; and China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.
In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.
Beginning in March 2022, the Fed began increasing interest rates and has signaled the potential for further increases. As a result, risks associated with rising interest rates are currently heightened. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise and could cause the value of the fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly.
In addition, as the Fed increases the target Fed funds rate, any such rate increases, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. These events and the possible resulting market volatility may have an adverse effect on the fund.
Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or
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other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.
Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the global securities markets likely will be significantly disrupted. On January 31, 2020, the United Kingdom (UK) left the EU, commonly referred to as “Brexit,” the UK ceased to be a member of the EU, and the UK and EU entered into a Trade and Cooperation Agreement. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For example, the coronavirus (COVID-19) pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. While many countries have lifted some or all restrictions related to the coronavirus (COVID-19) and the United States ended the public health emergency and national emergency declarations relating to the coronavirus (COVID-19) pandemic on May 11, 2023, the continued impact of coronavirus (COVID-19) and related variants is uncertain. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of the fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead Russia’s economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia’s invasion of Ukraine. Additional sanctions may be imposed on Belarus and other countries that support Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.
In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary
44	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the fund’s investments may be affected, which may reduce the fund’s performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on the fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.
Emerging Markets risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.
Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.
ESG integration risk. The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments.  In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming funds that do not utilize ESG criteria or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG characteristics or exclude companies with high ESG characteristics in the fund’s investments.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payment or repay all or any of the principal borrowed. Changes in a security’s credit qualify may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation. Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund’s value may decline as a result of this exposure to these securities.
Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: swaps and reverse repurchase agreements. Swaps generally are subject to counterparty risk. In addition, swaps may be
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	45

subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. An event of default or insolvency of the counterparty to a reverse repurchase agreement could result in delays or restrictions with respect to the fund’s ability to dispose of the underlying securities. In addition, a reverse repurchase agreement may be considered a form of leverage and may, therefore, increase fluctuations in the fund’s NAV.
Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Leveraging risk. Issuing preferred shares or using derivatives may result in a leveraged portfolio. Leveraging long exposures increases a fund’s losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The fund also utilizes a Liquidity Agreement to increase its assets available for investment. See “Note 7 —Leverage risk” above.
LIBOR discontinuation risk. The official publication of the London Interbank Offered Rate (LIBOR), which many debt securities, derivatives and other financial instruments traditionally utilized as the reference or benchmark rate for interest rate calculations, was discontinued as of June 30, 2023. However, a subset of LIBOR settings will continue to be published on a “synthetic” basis. The synthetic publication of the one-, three- and six-month U.S. dollar LIBOR will continue until September 30, 2024. The discontinuation of LIBOR and a transition to replacement rates may lead to volatility and illiquidity in markets and may adversely affect the fund’s performance.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
U.S. Government agency obligations risk. U.S. government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.
46	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

ADDITIONAL INFORMATION

Unaudited
The fund is a closed-end, diversified management investment company, common shares of which were initially offered to the public on February 14, 1973, and are publicly traded on the New York Stock Exchange (the NYSE).
Dividends and distributions
During the six months ended April 30, 2024, distributions from net investment income totaling $0.2372 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:
Payment Date	Income Distributions
December 29, 2023	$0.1277
March 28, 2024	0.1095
Total	$0.2372
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
Computershare
P.O. Box 43006
Providence, RI 02940-3078
Registered or Overnight Mail:
Computershare
150 Royall Street, Suite 101
Canton, MA 02021
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	47

SHAREHOLDER MEETING

The fund held its Annual Meeting of Shareholders on Tuesday, February 20, 2024. The following proposal was considered by the shareholders:
THE PROPOSAL PASSED ON FEBRUARY 20, 2024.
PROPOSAL: To elect twelve (12) Trustees to serve until their respective successors have been duly elected and qualified.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	9,211,253.742	207,977.629
William H. Cunningham	9,179,155.710	240,075.661
Noni L. Ellison	9,212,159.283	207,072.088
Grace K. Fey	9,195,051.372	224,179.999
Dean C. Garfield	9,188,892.845	230,338.526
Deborah C. Jackson	9,187,761.251	231,470.120
Hassell H. McClellan	9,185,545.507	233,685.864
Steven R. Pruchansky	9,200,892.966	218,338.405
Frances G. Rathke	9,200,192.845	219,038.526
Gregory A. Russo	9,207,780.628	211,450.743

Non-Independent Trustees
Andrew G. Arnott	9,208,741.845	210,489.526
Paul Lorentz	9,213,294.966	205,936.405
48	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Jeffrey N. Given, CFA
Howard C. Greene, CFA
Connor Minnaar, CFA
Custodian
State Street Bank and Trust Company
Transfer agent
Computershare Shareowner Services, LLC
Legal counsel
K&L Gates LLP
Stock symbol
Listed New York Stock Exchange: JHS

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective as of June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.
The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
You can also contact us:
800-852-0218	Regular mail:	Express mail:
jhinvestments.com	Computershare P.O. Box 43006 Providence, RI 02940-3078	Computershare 150 Royall St., Suite 101 Canton, MA 02021
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	49

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John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
High Yield ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
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MF3549386	P6SA 4/24
6/2024

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

   (a)Not applicable.

 (b)

			Total number of	Maximum number of
	Total number of	Average price per	shares purchased	shares that may yet
			as part of publicly	be purchased under
Period	shares purchased	share	announced plans*	the plans
Nov-23	-	-	-	1,164,659
Dec-23	-	-	-	1,164,659
Jan-24	-	-	-	1,164,659
Feb-24	-	-	-	1,164,659
Mar-24	-	-	-	1,164,659
Apr-24	-	-	-	1,164,659
Total	-	-

*In March 2015, the Board of Trustees approved a share repurchase plan, which has been subsequently reviewed and approved by the Board of Trustees. Under the current share repurchase plan, the Fund may purchase in the open market up to 10% of its outstanding common shares as of December 31, 2023. The current share plan will remain in effect between January 1, 2024 and December 31, 2024.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund did not participate directly in securities lending activities. See Note 7 to financial statements in Item 1.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	June 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	June 26, 2024
By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	June 26, 2024